UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 1, 2007 to March 31, 2007

Commission File Number of issuing entity: 333-130439-05

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2007-A-X

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130439

AFS SENSUB CORP.

(Exact name of depositor as specified in its charter)

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Delaware	20-5989186
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3900 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)

Class A-1	[ ]	[ ]	[X]

Class A-2	[ ]	[ ]	[X]

Class A-3	[ ]	[ ]	[X]

Class A-4	[ ]	[ ]	[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was March 31, 2007.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

The consolidated financial statements of Security Capital Assurance Ltd. and its subsidiaries (“SCA”) are incorporated herein by reference from Exhibit 99.2 of the Annual Report on Form 10-K filed by Security Capital Assurance Ltd (File No. 001-32950) with the SEC on March 15, 2007. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that information concerning SCA is accurate as of any date other than the date that such Form 10-Q was filed with the SEC.

ITEM 8 – Other Information.

None

ITEM 9 – Exhibits

(a)	Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate dated March 31, 2007

99.2	Copy of the consolidated financial statements of Security Capital Assurance Ltd. and its subsidiaries (incorporated by reference from Exhibit 99.2 of the Annual Report on Form 10-K filed by Security Capital Assurance Ltd (File No. 001-32950) with the SEC on March 15, 2007).

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601):

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2007-A-X

(Issuing Entity)

Dated: April 10, 2007

By:	AmeriCredit Financial Services, Inc., as Servicer

By:	/s/ Chris A. Choate
Name:	Chris A. Choate
Title:	Executive Vice President,
Chief Financial Officer and Treasurer

EXHIBIT INDEX

EXHIBIT	DESCRIPTION
99.1	Monthly Servicer’s Certificate dated March 31, 2007

99.2	Copy of the consolidated financial statements of Security Capital Assurance Ltd. and its subsidiaries (incorporated by reference from Exhibit 99.2 of the Annual Report on Form 10-K filed by Security Capital Assurance Ltd (File No. 001-32950) with the SEC on March 15, 2007).